2. Investment securities, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Estimated Fair Value	$ 249,946	$ 268,530
Mortgage-backed securities
Estimated Fair Value	67,585	77,887
Level 1 valuation	0	0
Level 2 valuation	67,585	77,887
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated Fair Value	38,222	38,417
Level 1 valuation	0	0
Level 2 valuation	38,222	38,417
Level 3 valuation	0	0
State and political subdivisions
Estimated Fair Value	141,856	148,245
Level 1 valuation	0	0
Level 2 valuation	141,856	148,245
Level 3 valuation	0	0
Corporate bonds
Estimated Fair Value	1,533	1,906
Level 1 valuation	0	0
Level 2 valuation	1,533	1,906
Level 3 valuation	0	0
Trust preferred securities
Estimated Fair Value	750	750
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	$ 750	750
Equity securities
Estimated Fair Value		1,325
Level 1 valuation		1,325
Level 2 valuation		0
Level 3 valuation		$ 0